Stock Incentive Plans - Summary of Weighted-Average Assumptions (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected volatility	76.80%	87.60%
Risk-free interest rate	1.67%	1.90%
Expected term	6 years 1 month 6 days	6 years 7 days
Expected dividend yield	0.00%	0.00%